Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.43 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.40%
Innovator U.S. Equity Ultra Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $517.01 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.50%
Innovator U.S. Equity Ultra Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $353.74 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator U.S. Equity Ultra Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $622.48 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)